COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases for Space Segment Services) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 7,409
2019	3,942
2020	4,515
2021	332
2022	304
Gross space segments services	$ 16,502